CONSOLIDATED INCOME STATEMENTS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	£ 25,375	£ 17,501	£ 12,415
Cost of sales	(10,318)	(10,880)	(7,456)
Gross profit	15,057	6,621	4,959
Research and development costs	(44,025)	(35,605)	(30,765)
General and administrative expenses	(20,636)	(19,609)	(20,008)
Operating loss	(49,604)	(48,593)	(45,814)
Finance and other expenses	(2,152)	(47)	(52)
Finance and other income	1,446	1,272	10
Loss for the year before taxation	(50,310)	(47,368)	(45,856)
Taxation	7,043	6,879	6,446
Loss for the year after taxation	£ (43,267)	£ (40,489)	£ (39,410)
Loss per ordinary equity share (basic and diluted)	(38.9) pence	(41.9) pence	(44.3) pence